Non-Current Provisions And Other Non-Current Liabilities - Disclosure of Remeasurement of Net Defined Benefit Liability Asset (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Actuarial assumption of discount rates | Minimum
Disclosure of net defined benefit liability (asset) [Line Items]
Decrease in actuarial assumption		(0.00%)
Increase in actuarial assumption				0.40%
Actuarial assumption of discount rates | Maximum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption		0.30%		0.65%
Eurozone | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption				0.10%
UKZONE | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption		0.30%
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	[2]	€ 152	[1]	€ 373	[3]
Pensions and other post-employment benefits | Opella Business
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations		(4)		(6)
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	[2]	€ (45)		€ (138)

[1]	Includes the effects of (i) the change in discount rates (in a range between 0.00% and +0.30%) and (ii) the -0.30% change in the inflation rate in the United Kingdom in the first half of 2025.
[2]	Includes actuarial gains/ (losses) related to Opella of €(4) million for the first half of 2025 and €(6) million for the first half of 2024
[3]	Includes the effects of (i) the change in discount rates (in a range between +0.40% and +0.65%) and (ii) the +0.10% change in the inflation rate in the United Kingdom in the first half of 2024.